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January 30, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

RE:  IDS Tax-Exempt Bond Fund, Inc.
          IDS Tax-Exempt Bond Fund
          IDS Intermediate Tax-Exempt Fund
     File No. 2-57328/811-2686

Dear Ms. Mengiste:

Registrant certifies that the forms of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

IDS TAX-EXEMPT BOND FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/KB/arw

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